UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report

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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:     $819,156

List of Other Included Managers:

No.                 13F File Number                         Name

01                                         Algenpar, Inc.    J. Taylor Crandall
02                                         Anne T. & Robert M. Bass Foundation
                                           Anne T. Bass
                                           Robert M. Bass
                                           J. Taylor Crandall

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                                                              FORM 13F INFORMATIONAL TABLE


NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



FLORIDA EAST COAST INDUSTRIES  COM            340632108  58060    1618400 SH       OTHER   01,02                  1618400
FREEPORT-MCMORAN COPPER/GOLD A COM A          35671D105  15382    1864500 SH       OTHER   01                     1864500
LONE STAR TECHNOLOGIES, INC.   COM            542312103 418358    9065172 SH       OTHER   01,02                  9065172
MATLACK SYSTEMS, INC.          COM            576901102   1142    1903994 SH       OTHER   01                     1903994
MCMORAN EXPLORATION COMPANY    COM            582411104  36858    2781723 SH       OTHER   01,02                  2781723
MESA ROYALTY TRUST             UNIT BEN INT   590660106  34124     832300 SH       OTHER   01,02                   832300
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106  27259    4495900 SH       OTHER   01                     4495900
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT  719217101 100110   27616500 SH       OTHER   01,02                 27616500
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105 197211   15620700 SH       OTHER   01                    15620700